Receivables, Prepayments and Other Assets - Schedule of Unbilled Accounts Receivable (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade and other current receivables [abstract]
Beginning balance	$ 24	$ 43
Revenue recognized during the year	101	87
Amounts invoiced	(92)	(106)
Ending balance	$ 33	$ 24